Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 8 – Related Parties

A.	Balances

1.
On January 1, 2007, the Company entered into a consulting agreement with a consulting company (the "Consulting Company") owned by a member of the Company's Board of Directors, who is also the Company's CEO and a shareholder of the Company. The maximum monthly consideration for the services provided pursuant to the agreement is $10 thousand.

In January 2012, the Consulting Company increased the scope of its services and, accordingly, the monthly fee was increased to $20 thousand. Later in 2012, the Consulting Company agreed to waive the majority of its 2012 fees.

On December 23, 2013, the company entered into an employment agreement with its CEO, who and therefor the agreement with the Consulting Company was terminated.

As of December 31, 2014, the Company had no debt, related to the mentioned Consulting agreement.

2.	As of December 31, 2014 and 2013, the Company had an accrual in the amount of $255 thousand and $223 thousand, respectively, pursuant to an employment agreement with its CEO.

3.
In December 2011, the Company signed an agreement with the beneficiaries of one of its cofounders, which stated that the beneficiaries are entitled to an aggregate amount of $263 thousand as a result of outstanding obligations of the Company owed to the late co-founder. Such amount is subject to annual interest equal to LIBOR + 1%.

As of December 31, 2014 and 2013, the aggregated outstanding amount of the aforementioned liabilities was $280 thousand and $275 thousand, respectively.

B.	Transactions

1.	During 2013 and 2012, the Company recognized consulting fees and expenses owed to the Consulting Company in the amount of $10 thousand and $20 thousand, respectively.

2.	During 2014, 2013 and 2012, the Company recorded salary expenses in the amount of $512 thousand, $34 thousand and $55 respectively, pursuant to an employment agreement with its CEO.

3.
In 2012, the Company issued 241,299 options in order to purchase ordinary shares of the Company to the chairman of its board of directors. During 2014, 2013 and 2012, the stock-based compensation expenses with respect to the options amounted to $43 thousand, $101 thousand and $208 thousand, respectively. See also Note 10.A.7.

4.	During the years 2009 through 2011 and the year 2013, the Company received convertible notes in the amount of $1.2 million and $574 thousand, respectively, from various existing shareholders.

In December 2013, upon the request of the convertible-notes holders, the notes were fully converted. See also Note 7.

5.
In December 2013, the Company granted 806,274 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options will vest over various periods not exceeding two years and will expire in September 2023. The exercise price is between $0.01 and $3.57 per share. As of December 31, 2014, the amount of vested Options is 762,534. The aggregate grant date fair value of such options is $7.8 million. During the year 2014 and 2013, with respect to the above-mentioned options, the Company recorded stock-based compensation expenses in the amount of $413 thousand and $7,0 nillion, respectively,. See also Note 10.

6.
During 2014, the Company granted 685,749 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options will vest over various periods not exceeding four years and will expire 10 years from the grant date. The exercise price is between $3.57 and $5.49 per share. The grant of 310,000 options to certain directors is subject to the approval of the general shareholders’ meeting. As of December 31, 2014, the amount of vested Options is 21,456. The aggregate grant date fair value of such options, excluding the options that are waiting the general shareholders' meeting approval, is $285 thousand. During the year 2014 the Company recorded stock-based compensation expenses in the amount of $142 thousand with respect to the above-mentioned options. See also Note 10.